Convertible Notes and Interest Notes:	6 Months Ended
Jun. 30, 2016
Convertible Notes and Interest Notes: [Abstract]
Convertible Notes and Interest Notes:

Note 10.    Convertible Notes and Interest Notes:

During the second quarter of 2014, we extended the maturity date of approximately $25.3 million convertible notes from June 29, 2014 to December 31, 2015 and issued approximately $12.0 million of additional convertible notes also maturing December 31, 2015, net of costs of approximately $1.3 million. Approximately $27.2 million of the notes were issued to affiliated funds and considered to be related party transactions.

During the fourth quarter of 2015, we issued approximately $13.4 million of new convertible notes (the "New Notes") due December 31, 2018 and modified, amended and extended the maturity date of approximately $43.7 million of outstanding convertible notes, interest notes and accrued interest (the "Modified Notes") from December 31, 2015 to December 31, 2018, together with the New Notes, (the "2018 Notes"). The New Notes are comprised of approximately $12.3 million with an original issue discount of 2.5% of the principal amount and approximately $1.1 million representing 2.5% of the extended principal and interest amount due to the note holders as a restructuring fee.

The total cost of the new issuance and restructuring of the 2018 Notes was approximately $2.4 million, which includes approximately $1.4 million of extension and issuance fees that were expensed and approximately $1.0 million associated with legal and associated transactional fees that were capitalized.

Approximately $30.7 million of the Modified Notes and $10.7 million of the New Notes were issued to affiliated funds which exercised control or direction over more than 10% of our common shares prior to the transactions and as a result, those portions of the transactions were considered to be related party transactions.

The Modified Notes include convertible notes and interest notes from previous financings and restructurings in 2007, 2012 and 2014. Pursuant to a 2012 restructuring, we issued CVRs that entitle the holders to an aggregate of 5.468% of any future proceeds, net of certain deductions (including income tax calculation and the payment of our then current obligations), actually received by us with respect to the Brisas Arbitration proceedings and/or disposition of the Mining Data.

The 2018 Notes bear interest at a rate of 11% per year, which will be accrued quarterly, be issued in the form of a note ("Interest Notes" and, together with the 2018 Notes, the "Notes") and be payable in cash at maturity.  The 2018 Notes are convertible, at the option of the holder, into 333.3333 Class A common shares per $1,000 principal amount (equivalent to a conversion price of $3.00 per common share) at any time upon prior written notice to us. The Notes are senior obligations, secured by substantially all of our assets and are subject to certain other terms including restrictions regarding  the pledging of our assets and incurrence of certain capital expenditures or additional indebtedness without consent of note holders; and participation rights in future equity or debt financing.

We also have outstanding $1.0 million notes issued in May 2007 ("2022 Notes") with a maturity date of June 15, 2022. The 2022 Notes bear interest at a rate of 5.50% per year, payable semiannually in arrears on June 15 and December 15 and, subject to certain conditions we may redeem, repurchase or convert the 2022 Notes into our Class A common shares at a conversion price of $7.54 per common share.

The amount recorded as Convertible Notes and Interest Notes in the consolidated balance sheet as of June 30, 2016 is comprised of approximately $39.8 million carrying value of 2018 Notes issued pursuant to the 2015 Restructuring, approximately $1.0 million of previously issued 2022 Notes held by note holders who declined to participate in the note restructuring effected in 2012 and post restructuring Interest Notes of approximately $3.7 million. The carrying value of Convertible Notes will be accreted to face value using the effective interest rate method over the expected life of the Convertible Notes with the resulting charge recorded as interest expense.

The Notes are the Company's secured indebtedness and are subject to certain terms including: (1) the Mining Data related to the development of the Brisas Project and any award related to the Brisas Arbitration may not be pledged without consent of holders comprising at least 75% in aggregate principal amount of outstanding Notes; (2) subject to certain exceptions, we may not incur any additional indebtedness without consent of holders comprising at least 75% in aggregate principal amount of the outstanding Notes; (3) each holder of the Notes will have the right to participate, on a pro-rata basis based on the amount of equity it holds, including Class A common shares issuable upon conversion of convertible securities, in any future equity (or equity-linked) or debt financing; (4) the Notes shall be redeemable on a pro-rata basis, by us at the note holders' option, for an amount of cash equal to 120% of the outstanding principal balance upon (a) the issuance of a final Arbitration Award, with respect to which enforcement has not been stayed and no annulment proceeding is pending, or (b) our receipt of proceeds from the sale of the Mining Data related to the development of the Brisas Project; provided we shall only be obligated to make a redemption to the extent net cash proceeds received are in excess of $20,000,000, net of taxes and $13,500,000 to fund professional fees and expenses and accrued and unpaid prospective operating expenses; (5) capital expenditures (including exploration and related activities) shall not exceed an aggregate of $500,000 in any 12-month period without the prior consent of holders of a majority in the aggregate principal amount of the outstanding Notes; (6) subject to certain exceptions, we shall not incur, create or suffer to exist any liens securing indebtedness without consent of holders comprising at least 75% in aggregate principal amount of the outstanding Notes; and (7) we shall not agree with any holder of the Notes to any amendment or modification to any terms of any security issued under the indenture governing the Notes, provide any fees or other compensation whether in cash or in-kind to any holder of such securities, or engage in the repurchase, redemption or other defeasance of any such security without offering such terms, compensation or defeasance to all holders of the Notes on an equitable and pro-rata basis.

In accordance with accounting standards, we allocated the 2018 Notes between their equity and liability component parts based on their respective fair values at the time of issuance. The liability component was computed by discounting the stream of future payments of interest and principal at an effective interest rate of 27% which was the estimated market rate for a similar liability that does not have an associated equity component. The equity portion of the 2018 Notes was estimated using the residual value method at approximately $18.2 million net of issuance costs which were allocated pro rata between the equity and liability components. The fair value of the liability component is accreted to the face value of the 2018 Notes using the effective interest rate method over the expected life of the 2018 Notes, with the resulting charge recorded as interest expense. Extinguishment accounting was used for the Modified Notes resulting in a loss of $0.5 million in the fourth quarter of 2015 due to the unamortized discount remaining on the Modified Notes prior to the restructuring. As of June 30, 2016, we had $58.1 million face value of Convertible Notes and $3.7 million face value of Interest Notes outstanding.